UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2022

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Opportunistic Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2022
MFS®  Global Opportunistic
Bond Fund
GLB-SEM

MFS® Global Opportunistic
Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its June meeting, the US Federal Reserve undertook a 0.75% rate hike, its largest since 1994. Additional larger-than-normal hikes are expected in coming meetings as the Fed seeks to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, rate-sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, cases outside of Asia remain well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
July 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Emerging Markets Bonds	30.2%
Investment Grade Corporates	20.8%
High Yield Corporates	11.4%
Mortgage-Backed Securities	4.8%
Commercial Mortgage-Backed Securities	3.9%
Collateralized Debt Obligations	3.8%
Asset-Backed Securities	0.7%
Municipal Bonds	0.3%
Non-U.S. Government Bonds	0.2%
U.S. Government Agencies (o)	0.0%
U.S. Treasury Securities	(0.8)%
Composition including fixed income credit quality (a)(i)
AAA	11.6%
AA	7.7%
A	19.8%
BBB	21.5%
BB	16.0%
B	3.9%
CCC	1.0%
U.S. Government	3.8%
Federal Agencies	4.8%
Not Rated	(14.8)%
Cash & Cash Equivalents	1.9%
Other	22.8%
Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	9.1 yrs.

Portfolio Composition - continued
Issuer country weightings (i)(x)
United States	57.2%
China	8.0%
United Kingdom	7.0%
Japan	4.9%
South Korea	4.5%
New Zealand	4.4%
Canada	(4.8)%
Germany	(5.0)%
Australia	(5.9)%
Other Countries	29.7%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Portfolio Composition - continued
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
December 1, 2021 through May 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2021 through May 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/21	Ending Account Value 5/31/22	Expenses Paid During Period (p) 12/01/21-5/31/22
A	Actual	0.93%	$1,000.00	$916.05	$4.44
	Hypothetical (h)	0.93%	$1,000.00	$1,020.29	$4.68
B	Actual	1.68%	$1,000.00	$913.11	$8.01
	Hypothetical (h)	1.68%	$1,000.00	$1,016.55	$8.45
C	Actual	1.68%	$1,000.00	$911.99	$8.01
	Hypothetical (h)	1.68%	$1,000.00	$1,016.55	$8.45
I	Actual	0.67%	$1,000.00	$917.76	$3.20
	Hypothetical (h)	0.67%	$1,000.00	$1,021.59	$3.38
R1	Actual	1.68%	$1,000.00	$911.97	$8.01
	Hypothetical (h)	1.68%	$1,000.00	$1,016.55	$8.45
R2	Actual	1.18%	$1,000.00	$914.33	$5.63
	Hypothetical (h)	1.18%	$1,000.00	$1,019.05	$5.94
R3	Actual	0.92%	$1,000.00	$916.59	$4.40
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
R4	Actual	0.67%	$1,000.00	$917.76	$3.20
	Hypothetical (h)	0.67%	$1,000.00	$1,021.59	$3.38
R6	Actual	0.58%	$1,000.00	$918.05	$2.77
	Hypothetical (h)	0.58%	$1,000.00	$1,022.04	$2.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.2%
Aerospace & Defense – 0.1%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$1,987,000	$ 1,488,415
Airlines – 0.1%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	1,190,000	$ 1,159,315
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$1,264,000	$ 1,070,773
Asset-Backed & Securitized – 8.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.034%, 11/15/2054 (i)		$11,922,591	$ 786,557
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	980,000	1,101,707
ACREC 2021-FL1 Ltd., “C”, FLR, 3.085% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$2,557,500	2,482,456
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 2.637% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		1,595,500	1,533,247
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 3.136% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		2,479,000	2,383,510
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 2.594% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)		855,495	834,353
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.574%, 10/15/2054 (n)		4,500,000	3,943,917
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 2.346% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		450,000	443,816
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.875% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		204,000	196,938
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 2.474% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		418,000	401,511
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.825% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		1,359,500	1,301,935
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 2.475% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)		1,205,000	1,177,967
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.725% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)		1,049,500	1,016,675
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.699% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,713,099
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.398% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,375,799
AREIT 2022-CRE6 Trust, “C”, FLR, 2.615% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		533,500	523,253

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2022-CRE6 Trust, “D”, FLR, 3.315% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	$569,500	$ 558,555
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.625%, 4/15/2053 (i)	1,439,239	121,951
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.304%, 7/15/2054 (i)	9,791,455	806,303
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.633%, 2/15/2054 (i)	15,187,677	1,573,226
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.79%, 7/15/2053 (i)	12,931,822	1,181,044
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)	6,410,605	446,537
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	19,832,112	1,110,953
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.27%, 7/15/2054 (i)	20,322,867	1,652,654
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.288%, 8/15/2054 (i)	21,068,485	1,736,277
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.925% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	632,000	610,991
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 3.174% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	572,500	556,946
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	418,740	388,491
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	476,081	428,009
BXMT 2021-FL4 Ltd., “AS”, FLR, 2.175% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,100,000	1,070,118
BXMT 2021-FL4 Ltd., “B”, FLR, 2.424% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,995,500	2,889,368
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	492,603	471,854
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027	1,435,000	1,427,600
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	390,275	357,989
Commercial Mortgage Pass-Through Certificates, 2018-BN10, “A5”, 3.688%, 2/15/2061	2,924,308	2,875,328
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)	7,817,330	388,575
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)	11,374,199	725,007
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.051%, 6/15/2064 (i)	9,515,098	641,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065	$2,344,000	$ 2,215,400
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.766% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	990,500	984,081
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 2.424% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)	2,483,500	2,419,572
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.744% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	2,560,000	2,421,097
Harley-Davidson Motorcycle Trust, 2022-A, “A3”, 3.06%, 2/15/2027	2,572,000	2,556,494
KREF 2018-FT1 Ltd., “AS”, FLR, 2.187% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	2,500,000	2,390,757
KREF 2021-FL2 Ltd., “B”, FLR, 2.537% (LIBOR - 1mo. + 1.65%), 2/15/2039 (n)	2,155,000	2,073,944
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.625% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	3,300,000	3,147,265
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.874% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	1,395,500	1,317,987
MF1 2020-FL3 Ltd., “AS”, FLR, 3.746% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	714,500	705,930
MF1 2020-FL4 Ltd., “AS”, FLR, 3.01% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	647,000	634,883
MF1 2021-FL5 Ltd., “B”, FLR, 2.36% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	2,542,500	2,504,340
MF1 2021-FL5 Ltd., “C”, FLR, 2.61% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	645,000	622,398
MF1 2021-FL6 Ltd., “AS”, FLR, 2.386% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)	2,500,000	2,398,405
MF1 2021-FL6 Ltd., “B”, FLR, 2.585% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	3,800,000	3,626,642
MF1 2022-FL8 Ltd., “C”, FLR, 2.682% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	1,130,366	1,098,327
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.298%, 5/15/2054 (i)	5,723,965	458,404
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.234%, 6/15/2054 (i)	17,415,880	1,265,906
Navistar Financial Dealer Note Master Trust, 2022-1, “A”, FLR, 1.538% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	947,000	945,830
PFP III 2021-7 Ltd., “AS”, FLR, 2.025% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	871,957	850,502
PFP III 2021-7 Ltd., “B”, FLR, 2.274% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	684,966	641,378

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “C”, FLR, 2.525% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		$468,477	$ 450,640
PFP III 2021-8 Ltd., “B”, FLR, 2.375% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		812,000	780,787
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 3.024% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		1,212,000	1,134,138
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 2.736% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		1,223,000	1,175,685
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 3.035% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		238,000	228,849
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 2.087% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		762,000	746,326
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 2.286% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		800,000	783,298
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.545%, 4/15/2054 (i)		9,395,846	891,188
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.553%, 8/15/2054 (i)		15,829,784	1,595,064
			$ 89,301,400
Automotive – 1.1%
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$1,951,000	$ 1,792,709
Hyundai Capital America, 2%, 6/15/2028 (n)		1,492,000	1,282,224
Hyundai Capital America, 6.375%, 4/08/2030 (n)		1,680,000	1,822,660
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	1,950,000	2,116,005
RAC Bond Co. PLC, 5.25%, 11/04/2027		200,000	217,026
Stellantis N.V., 2.75%, 4/01/2032	EUR	810,000	793,895
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		2,590,000	2,213,312
TI Automotive Finance PLC, 3.75%, 4/15/2029		1,050,000	897,289
Volkswagen International Finance N.V., 4.375%, 3/28/2071		900,000	874,228
			$ 12,009,348
Broadcasting – 1.1%
Discovery, Inc., 4.125%, 5/15/2029		$1,860,000	$ 1,775,433
Magallanes, Inc., 4.279%, 3/15/2032 (n)		1,563,000	1,460,851
Prosus N.V., 1.539%, 8/03/2028	EUR	1,200,000	1,063,005
Prosus N.V., 2.085%, 1/19/2030		720,000	620,752
Prosus N.V., 3.061%, 7/13/2031 (n)		$895,000	692,061
Prosus N.V., 4.027%, 8/03/2050		1,400,000	956,560
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	2,230,105	2,239,924
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)		1,764,000	1,562,337
WMG Acquisition Corp., 2.25%, 8/31/2031		1,460,000	1,293,091
			$ 11,664,014

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.9%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$551,000	$ 557,870
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		1,400,000	1,415,526
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		2,037,000	1,652,097
Intercontinental Exchange, Inc., 3%, 9/15/2060		1,646,000	1,169,259
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	305,087
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	829,250
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		2,785,000	2,715,375
LPL Holdings, Inc., 4%, 3/15/2029 (n)		915,000	847,519
			$ 9,491,983
Building – 0.5%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	1,020,000	$ 1,047,722
Imerys S.A., 1%, 7/15/2031	EUR	900,000	755,951
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		$2,465,000	2,181,448
Vulcan Materials Co., 3.5%, 6/01/2030		1,618,000	1,517,207
			$ 5,502,328
Business Services – 0.9%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	1,425,000	$ 1,188,253
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,900,000	1,866,454
Fiserv, Inc., 2.65%, 6/01/2030		$1,341,000	1,168,634
Fiserv, Inc., 4.4%, 7/01/2049		669,000	599,276
Mastercard, Inc., 3.3%, 3/26/2027		1,960,000	1,959,329
Mastercard, Inc., 3.85%, 3/26/2050		691,000	647,224
Visa, Inc., 2%, 6/15/2029 (w)	EUR	1,040,000	1,105,512
Visa, Inc., 3.65%, 9/15/2047		$563,000	516,162
			$ 9,050,844
Cable TV – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$3,620,000	$ 3,269,222
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		942,000	809,837
Comcast Corp., 3.75%, 4/01/2040		861,000	787,751
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	3,150,000	2,762,496
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		$1,900,000	1,546,847
Ziggo B.V., 3.375%, 2/28/2030	EUR	3,175,000	2,752,722
			$ 11,928,875
Chemicals – 0.5%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		$3,265,000	$ 2,870,898
LYB International Finance III, LLC, 4.2%, 5/01/2050		585,000	516,508
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		1,200,000	1,099,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	1,286,000	$ 1,158,408
			$ 5,645,614
Computer Software – 0.3%
Microsoft Corp., 3.3%, 2/06/2027		$1,346,000	$ 1,362,019
Microsoft Corp., 2.525%, 6/01/2050		888,000	686,481
Microsoft Corp., 2.675%, 6/01/2060		1,695,000	1,296,608
			$ 3,345,108
Computer Software - Systems – 0.3%
Apple, Inc., 3.2%, 5/11/2027		$2,523,000	$ 2,521,571
Apple, Inc., 4.5%, 2/23/2036		953,000	1,024,387
			$ 3,545,958
Conglomerates – 0.7%
Carrier Global Corp., 3.577%, 4/05/2050		$1,631,000	$ 1,306,538
Highland Holdings S.á r.l., 0.318%, 12/15/2026	EUR	820,000	806,679
TriMas Corp., 4.125%, 4/15/2029 (n)		$4,110,000	3,699,000
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		2,127,000	2,140,624
			$ 7,952,841
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	310,000	$ 308,354
JAB Holdings B.V., 2.25%, 12/19/2039		1,600,000	1,279,397
L'Oréal S.A., 0.875%, 6/29/2026		600,000	630,352
			$ 2,218,103
Consumer Services – 0.5%
Booking Holdings, Inc., 3.65%, 3/15/2025		$1,076,000	$ 1,080,587
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		1,754,000	1,335,167
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,625,000	3,231,723
			$ 5,647,477
Containers – 0.5%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	1,831,829	$ 1,551,124
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)		1,800,000	1,538,901
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		750,000	641,209

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		$2,100,000	$ 1,947,750
			$ 5,678,984
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$506,000	$ 501,021
Arrow Electronics, Inc., 2.95%, 2/15/2032		1,680,000	1,443,646
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	1,200,000	1,116,793
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,170,000	985,105
			$ 4,046,565
Electronics – 0.5%
ASML Holding N.V., 2.25%, 5/17/2032	EUR	410,000	$ 437,107
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$1,876,000	1,615,100
Broadcom, Inc., 3.137%, 11/15/2035 (n)		289,000	235,973
Broadcom, Inc., 3.187%, 11/15/2036 (n)		50,000	40,085
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		2,849,000	2,635,431
			$ 4,963,696
Emerging Market Quasi-Sovereign – 3.1%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$700,000	$ 703,682
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	1,155,000	1,206,278
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		$600,000	481,206
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		1,344,000	1,069,165
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		1,750,000	1,561,875
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		2,400,000	2,033,760
Emirates Development Bank PJSC, 1.639%, 6/15/2026		1,430,000	1,315,600
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		2,100,000	2,100,000
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,200,000	1,142,640
Export-Import Bank of India, 2.25%, 1/13/2031		1,800,000	1,468,853
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027	EUR	1,630,000	1,687,346
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$870,000	656,850
Indian Railway Finance Corp., 2.8%, 2/10/2031		2,100,000	1,757,362
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,700,000	1,763,937
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		2,202,000	1,968,037

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		$1,097,000	$ 995,466
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,500,000	1,351,800
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		1,077,000	893,156
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		1,180,000	1,047,101
Petroleos Mexicanos, 7.69%, 1/23/2050		3,440,000	2,674,256
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		755,000	733,709
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		900,000	921,396
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,469,598
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		600,000	596,795
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,000,000	1,035,000
			$ 32,634,868
Emerging Market Sovereign – 22.7%
Arab Republic of Egypt, 7.052%, 1/15/2032		$1,500,000	$ 1,175,499
Arab Republic of Egypt, 8.875%, 5/29/2050		1,900,000	1,395,626
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,119,747
Dominican Republic, 5.875%, 1/30/2060		2,400,000	1,866,184
Federative Republic of Brazil, 10%, 1/01/2025	BRL	100,690,000	20,087,682
Federative Republic of Brazil, 5.625%, 2/21/2047		$1,000,000	856,668
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	7,701,000	7,545,168
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)		13,156,000	13,882,415
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		13,320,000	12,124,704
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		2,211,000	1,505,055
Kingdom of Morocco, 2%, 9/30/2030		1,900,000	1,646,686
Kingdom of Morocco, 3%, 12/15/2032		$650,000	507,812
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		1,300,000	1,055,530
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,084,000	1,130,190
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	382,632,000	8,395,558
People's Republic of China, 3.03%, 3/11/2026	CNY	393,850,000	60,298,219
People's Republic of China, 3.13%, 11/21/2029		99,490,000	15,281,114
Republic of Benin, 6.875%, 1/19/2052	EUR	1,500,000	1,240,433
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		2,800,000	2,470,702
Republic of Guatemala, 6.125%, 6/01/2050		$1,500,000	1,388,244

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Hungary, 2.125%, 9/22/2031 (n)		$1,195,000	$ 962,692
Republic of Indonesia, 3.55%, 3/31/2032		1,180,000	1,125,886
Republic of Korea, 1.875%, 6/10/2029	KRW	39,614,110,000	29,150,453
Republic of Korea, 1.375%, 6/10/2030		22,845,000,000	15,946,126
Republic of Panama, 3.298%, 1/19/2033		$2,309,000	2,059,651
Republic of Paraguay, 6.1%, 8/11/2044 (n)		1,760,000	1,678,847
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,740,537
Republic of Philippines, 3.556%, 9/29/2032		759,000	730,121
Republic of Romania, 2%, 1/28/2032	EUR	2,220,000	1,811,813
Republic of Senegal, 6.25%, 5/23/2033		$1,400,000	1,225,700
Republic of Serbia, 1.65%, 3/03/2033	EUR	1,028,000	775,815
Republic of Serbia, 2.05%, 9/23/2036 (n)		896,000	656,293
Republic of Serbia, 2.05%, 9/23/2036		800,000	585,976
Republic of South Africa, 8.25%, 3/31/2032	ZAR	325,183,000	18,202,973
Republic of South Africa, 5.875%, 4/20/2032		$1,155,000	1,096,095
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,435,913
United Mexican States, 7.5%, 6/03/2027	MXN	118,000,000	5,704,388
United Mexican States, 3.771%, 5/24/2061		$1,046,000	750,387
			$ 241,612,902
Energy - Independent – 0.6%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$1,104,000	$ 996,916
Energean Israel Finance Ltd., 4.875%, 3/30/2026		1,500,000	1,413,750
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,400,000	1,382,500
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		1,000,000	925,500
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,500,000	1,335,000
			$ 6,053,666
Energy - Integrated – 0.7%
BP Capital Markets PLC, 3.625%, 6/22/2170	EUR	2,500,000	$ 2,496,004
Cenovus Energy, Inc., 2.65%, 1/15/2032		$875,000	753,123
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,139,000	1,135,318
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	2,000,000	2,109,234
MOL PLC, 1.5%, 10/08/2027		600,000	545,562
			$ 7,039,241
Engineering - Construction – 0.0%
Bouygues S.A., 2.25%, 6/24/2029	EUR	400,000	$ 425,620
Financial Institutions – 1.9%
Adler Group S.A., 2.25%, 1/14/2029	EUR	1,200,000	$ 650,571
Adler Group, Inc., 3.25%, 8/05/2025		800,000	495,396
Adler Group, Inc., 2.75%, 11/13/2026		500,000	296,032

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,489,000	$ 1,388,544
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		375,000	316,425
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		299,000	233,529
Air Lease Corp., 2.875%, 1/15/2032		1,029,000	852,591
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		773,000	755,647
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,285,856
Credit Logement S.A., 1.081% to 2/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.1%) to 2/15/2034	EUR	1,300,000	1,190,208
CTP N.V., 0.942%, 1/20/2026		880,000	820,551
CTP N.V., 1.5%, 9/27/2031		1,140,000	844,161
EXOR N.V., 2.25%, 4/29/2030		860,000	884,030
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$2,775,000	2,240,813
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,210,000	977,075
Grand City Properties S.A., 1.5%, 12/09/2069	EUR	1,200,000	1,052,890
Logicor Financing S.à r.l., 1.625%, 1/17/2030		940,000	842,262
Logicor Financing S.à r.l., 0.875%, 1/14/2031		830,000	668,306
P3 Group S.à r.l., 0.875%, 1/26/2026		1,160,000	1,100,822
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	552,599
SBB Treasury Oyj, 1.125%, 11/26/2029		580,000	425,985
VGP N.V., 1.5%, 4/08/2029		1,500,000	1,151,513
Vonovia SE, 2.375%, 3/25/2032		500,000	491,921
Vonovia SE, 1.625%, 9/01/2051		500,000	326,268
			$ 19,843,995
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,112,000	$ 1,066,066
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		669,000	725,013
Bacardi Ltd., 5.15%, 5/15/2038 (n)		728,000	716,492
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,160,000	1,107,460
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	690,397
Constellation Brands, Inc., 3.15%, 8/01/2029		821,000	753,188
Constellation Brands, Inc., 2.25%, 8/01/2031		760,000	632,824
Diageo Capital PLC, 1.875%, 6/08/2034	EUR	520,000	515,884
JBS Finance Luxembourg S.á r.l., 3.625%, 1/15/2032		$800,000	677,672
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		795,000	673,437
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,250,000	1,235,535
			$ 8,793,968

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.5%
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	890,000	$ 1,078,807
Las Vegas Sands Corp., 3.9%, 8/08/2029		$925,000	806,005
Marriott International, Inc., 2.85%, 4/15/2031		1,632,000	1,413,826
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,767,000	1,736,890
			$ 5,035,528
Industrial – 0.6%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	2,370,000	$ 2,385,345
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,500,000	1,474,155
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	1,530,000	1,544,395
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,407,600
			$ 6,811,495
Insurance – 0.6%
AIA Group Ltd., 0.88%, 9/09/2033	EUR	730,000	$ 664,386
Argentum Netherlands B.V., 5.125%, 6/01/2048		$670,000	665,866
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	750,000	823,278
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	1,139,000	1,285,580
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$270,000	245,140
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	1,100,000	1,018,276
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		1,300,000	1,312,146
Zurich Finance (Ireland) DAC, 3%, 4/19/2051		$800,000	657,200
			$ 6,671,872
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,031,000	$ 1,078,825
UnitedHealth Group, Inc., 3.5%, 8/15/2039		670,000	606,424
UnitedHealth Group, Inc., 3.25%, 5/15/2051		701,000	584,662
			$ 2,269,911
Insurance - Property & Casualty – 0.2%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$204,000	$ 176,013
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	995,000	679,836
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	748,435
			$ 1,604,284

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.3%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	770,000	$ 492,773
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049		600,000	525,503
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,400,000	1,301,948
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	1,000,000	1,160,023
ESB Finance DAC, 1%, 7/19/2034	EUR	1,300,000	1,180,980
Islandsbanki (Republic of Iceland), 0.75%, 3/25/2025		830,000	847,644
Kreditanstalt Fuer Wiederaufbau, 1.125%, 3/31/2037		5,228,000	5,033,745
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		2,020,000	2,034,770
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	766,169
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	700,000	624,651
			$ 13,968,206
International Market Sovereign – 17.5%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	16,259,000	$ 11,102,611
Commonwealth of Australia, 1.75%, 6/21/2051		13,112,000	6,176,152
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	445,230
Government of Canada, 4%, 6/01/2041	CAD	5,836,000	5,295,795
Government of Japan, 1.7%, 6/20/2032	JPY	1,741,150,000	15,447,389
Government of Japan, 0.4%, 3/20/2036		1,975,600,000	15,201,846
Government of Japan, 2.3%, 3/20/2040		2,084,800,000	20,584,515
Government of New Zealand, 1.5%, 5/15/2031	NZD	27,373,000	15,022,757
Government of New Zealand , 0.25%, 5/15/2028		59,877,000	32,252,065
Kingdom of Belgium, 0%, 10/22/2031 (n)	EUR	12,178,000	11,237,936
Republic of Cyprus, 0%, 2/09/2026		3,087,000	3,102,613
Republic of Cyprus, 0.625%, 1/21/2030		4,456,000	4,142,644
Republic of Cyprus, 0.95%, 1/20/2032		5,594,000	5,090,210
Republic of Iceland, 5%, 11/15/2028	ISK	1,088,000,000	8,339,205
Republic of Italy, 1.65%, 3/01/2032	EUR	9,869,000	9,363,127
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	10,857,000	13,385,398
United Kingdom Treasury, 1.75%, 9/07/2037		8,292,000	9,587,459
United Kingdom Treasury, 1.75%, 1/22/2049		736,000	806,695
			$ 186,583,647

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.6%
City of Oslo, 2.17%, 5/18/2029	NOK	26,000,000	$ 2,570,803
Government of Ontario, 1.9%, 12/02/2051	CAD	4,785,000	2,501,244
Province of Alberta, 4.5%, 12/01/2040		760,000	649,964
Province of British Columbia, 2.95%, 6/18/2050		765,000	515,998
			$ 6,238,009
Machinery & Tools – 0.1%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	$ 1,374,650
Major Banks – 3.9%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,133,000	$ 929,034
Bank of America Corp., 3.5%, 4/19/2026		4,425,000	4,391,822
Bank of America Corp., 0.694%, 3/22/2031	EUR	1,180,000	1,087,097
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$1,746,000	1,521,642
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	700,000	690,846
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,420,918
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,958,000	1,644,909
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		1,439,000	1,212,362
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,276,512
JPMorgan Chase & Co., 1.47%, 9/22/2027		4,598,000	4,141,370
JPMorgan Chase & Co., 1.963%, 3/23/2030	EUR	954,000	983,261
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$879,000	729,086
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		458,000	387,172
Morgan Stanley, 3.125%, 7/27/2026		1,950,000	1,895,156
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		1,525,000	1,387,843
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		3,475,000	3,309,971
NatWest Group PLC, 3.619%, 3/29/2029	GBP	460,000	568,591
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	780,000	723,785
Toronto Dominion Bank, 1.952%, 4/08/2030		1,580,000	1,612,250
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,703,000	1,449,135
Unicaja Banco S.A., 1%, 12/01/2026	EUR	1,200,000	1,188,278
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		1,940,000	1,886,060

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$2,658,000	$ 2,584,097
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		1,828,000	1,624,178
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	1,110,000	1,206,405
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$1,212,000	1,118,086
			$ 41,969,866
Medical & Health Technology & Services – 1.2%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	540,000	$ 576,684
Alcon, Inc., 2.6%, 5/27/2030 (n)		$2,129,000	1,851,325
Alcon, Inc., 3.8%, 9/23/2049 (n)		971,000	798,133
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	490,000	363,718
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$3,900,000	3,613,645
HCA, Inc., 5.125%, 6/15/2039		896,000	870,403
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	1,041,129
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	785,198
Thermo Fisher Scientific Finance I B.V., 1.125%, 10/18/2033	EUR	890,000	810,748
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051		790,000	646,218
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$1,011,000	896,317
			$ 12,253,518
Medical Equipment – 0.1%
American Medical Systems Europe B.V., 1.625%, 3/08/2031	EUR	680,000	$ 665,431
American Medical Systems Europe B.V., 1.875%, 3/08/2034		690,000	656,707
			$ 1,322,138
Metals & Mining – 0.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$ 471,484
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		2,930,000	2,373,300
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		1,200,000	1,197,486
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		788,000	676,928
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		3,685,000	3,388,092
			$ 8,107,290
Midstream – 1.0%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$3,275,000	$ 3,066,628
Enbridge, Inc., 5.375%, 9/27/2077	CAD	1,400,000	1,053,091
Enterprise Products Partners LP, 3.125%, 7/31/2029		$1,109,000	1,039,369
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027		892,020	842,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	$1,820,000	$ 1,683,600
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	792,000	782,803
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,093,000	1,089,278
Targa Resources Corp., 4.2%, 2/01/2033	118,000	111,735
Targa Resources Corp., 4.95%, 4/15/2052	716,000	655,591
		$ 10,324,554
Mortgage-Backed – 4.7%
Fannie Mae, 5%, 8/01/2040	$323,782	$ 339,016
Fannie Mae, 4%, 9/01/2040 - 11/01/2044	219,522	224,604
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044	1,559,858	1,623,935
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047	745,756	744,313
Fannie Mae, UMBS, 2%, 4/01/2042 - 3/01/2052	2,303,443	2,077,350
Fannie Mae, UMBS, 3.5%, 5/01/2049	180,844	180,386
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 4/01/2052	893,173	828,331
Fannie Mae, UMBS, 3%, 12/01/2051	387,762	370,916
Freddie Mac, 0.206%, 9/25/2026 (i)	62,189,000	577,897
Freddie Mac, 1.367%, 3/25/2027 (i)	1,517,000	88,219
Freddie Mac, 0.291%, 2/25/2028 (i)	46,151,000	789,519
Freddie Mac, 0.106%, 4/25/2028 (i)	46,683,000	378,370
Freddie Mac, 0.111%, 5/25/2028 (i)	47,225,000	411,051
Freddie Mac, 1.798%, 4/25/2030 (i)	2,395,024	285,944
Freddie Mac, 1.868%, 4/25/2030 (i)	2,589,254	318,101
Freddie Mac, 1.663%, 5/25/2030 (i)	3,408,930	381,369
Freddie Mac, 1.797%, 5/25/2030 (i)	7,523,890	906,699
Freddie Mac, 1.342%, 6/25/2030 (i)	3,170,959	286,890
Freddie Mac, 1.6%, 8/25/2030 (i)	2,931,170	322,432
Freddie Mac, 1.17%, 9/25/2030 (i)	1,901,519	155,878
Freddie Mac, 1.081%, 11/25/2030 (i)	3,948,102	304,282
Freddie Mac, 0.33%, 1/25/2031 (i)	15,742,943	356,990
Freddie Mac, 0.517%, 3/25/2031 (i)	20,469,152	742,795
Freddie Mac, 0.938%, 7/25/2031 (i)	5,068,698	361,562
Freddie Mac, 0.536%, 9/25/2031 (i)	21,590,988	868,195
Freddie Mac, 0.567%, 12/25/2031 (i)	5,486,706	243,666
Freddie Mac, 3%, 8/25/2032 (i)	1,828,271	1,745,233
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	703,851	734,377
Freddie Mac, 5%, 7/01/2041	320,688	339,959
Freddie Mac, 4%, 4/01/2044	36,856	37,766
Freddie Mac, UMBS, 3%, 6/01/2050	111,038	106,407
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 4/01/2052	1,319,275	1,216,750
Freddie Mac, UMBS, 2%, 3/01/2052	248,965	221,122
Ginnie Mae, 2.5%, 8/20/2051	232,450	218,464

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 3%, 6/15/2052		$2,900,000	$ 2,797,367
Ginnie Mae, TBA, 3.5%, 6/15/2052		3,150,000	3,120,469
Ginnie Mae, TBA, 4%, 6/15/2052 - 8/15/2052		1,000,000	1,004,903
UMBS, TBA, 2%, 6/16/2037 - 7/14/2052		3,650,000	3,441,386
UMBS, TBA, 2.5%, 6/16/2037 - 7/14/2052		7,100,000	6,639,520
UMBS, TBA, 3%, 6/13/2052		7,750,000	7,379,756
UMBS, TBA, 3.5%, 6/13/2052		6,900,000	6,759,844
UMBS, TBA, 4%, 6/13/2052		475,000	474,703
			$ 50,406,736
Municipals – 0.3%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		$1,060,000	$ 924,994
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	895,412
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		890,000	1,010,120
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	754,634
			$ 3,585,160
Natural Gas - Distribution – 0.2%
National Grid PLC, 1.125%, 1/14/2033	GBP	1,218,000	$ 1,148,937
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,271,450
			$ 2,420,387
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	1,130,000	$ 1,029,796
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	910,000	904,292
			$ 1,934,088
Network & Telecom – 0.5%
AT&T, Inc., 3.5%, 9/15/2053		$335,000	$ 270,083
Orange S.A., 2.375%, 5/18/2032	EUR	300,000	319,420
Verizon Communications, Inc., 2.1%, 3/22/2028		$1,414,000	1,286,114
Verizon Communications, Inc., 2.355%, 3/15/2032		2,105,000	1,812,946
Verizon Communications, Inc., 3.875%, 3/01/2052		1,355,000	1,214,212
			$ 4,902,775
Oil Services – 0.1%
MV24 Capital B.V., 6.748%, 6/01/2034		$1,264,298	$ 1,156,694

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.4%
Neste Oyj, 0.75%, 3/25/2028	EUR	2,000,000	$ 1,938,765
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,040,000	2,741,502
			$ 4,680,267
Other Banks & Diversified Financials – 1.9%
AIB Group PLC, 2.25%, 4/04/2028	EUR	780,000	$ 807,065
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$1,065,000	935,869
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031	EUR	900,000	766,419
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		1,100,000	988,195
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		$2,500,000	2,331,250
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	600,000	605,106
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		300,000	320,635
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		700,000	616,213
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,100,590
Groupe BPCE S.A., 0.75%, 3/03/2031	EUR	1,000,000	894,136
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042		1,200,000	1,048,682
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	1,330,000	1,273,960
Macquarie Group Ltd., 4.08%, 5/31/2029		1,210,000	1,522,483
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		$2,050,000	2,001,864
UBS AG, 5.125%, 5/15/2024		379,000	384,609
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		1,200,000	1,094,028
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,930,000	1,761,125
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	960,000	1,213,584
			$ 19,665,813
Pollution Control – 0.3%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$3,140,000	$ 2,824,587
Printing & Publishing – 0.1%
Informa PLC, 3.125%, 7/05/2026	GBP	473,000	$ 585,696

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$906,000	$ 798,186
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	2,049,000	1,973,179
			$ 2,771,365
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$841,000	$ 775,315
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	319,391
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		946,000	795,205
			$ 1,889,911
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$694,000	$ 583,659
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	744,359
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,717,000	1,442,281
			$ 2,770,299
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$947,000	$ 889,927
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	776,000	721,443
Regency Centers Corp., 3.7%, 6/15/2030		$679,000	637,339
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,370,000	1,164,970
			$ 3,413,679
Restaurants – 0.1%
Mcdonald's Corp., 2.375%, 5/31/2029	EUR	827,000	$ 880,256
Retailers – 0.0%
Nordstrom, Inc., 4.25%, 8/01/2031		$597,000	$ 503,277
Specialty Chemicals – 0.2%
Akzo Nobel N.V., 2%, 3/28/2032	EUR	840,000	$ 831,881
CTEC II GmbH, 5.25%, 2/15/2030 (n)		1,669,000	1,484,469
			$ 2,316,350
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$1,054,000	$ 878,798
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		2,785,000	1,995,703
			$ 2,874,501
Supermarkets – 0.3%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	800,000	$ 797,895
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	1,795,000	1,894,066
			$ 2,691,961

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	$ 434,466
West African Development Bank, 4.7%, 10/22/2031		$1,576,000	1,447,273
			$ 1,881,739
Telecommunications - Wireless – 0.9%
American Tower Corp., REIT, 2.75%, 1/15/2027		$680,000	$ 634,653
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	3,900,000	3,112,082
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		$2,033,000	2,008,265
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	681,480
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		821,000	778,706
Rogers Communications, Inc., 3.7%, 11/15/2049		532,000	428,353
T-Mobile USA, Inc., 3.875%, 4/15/2030		1,622,000	1,559,797
			$ 9,203,336
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,475,000	$ 987,189
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$210,000	$ 253,944
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	1,200,000	1,083,988
Q-Park Holding I B.V., 2%, 3/01/2027		3,400,000	3,106,597
			$ 4,444,529
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.22%, 3/01/2033		$277,268	$ 262,652
U.S. Treasury Obligations – 3.8%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$45,868,000	$ 32,320,815
U.S. Treasury Bonds, 2.25%, 8/15/2049		590,000	491,705
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		8,987,000	7,699,682
			$ 40,512,202
Utilities - Electric Power – 2.5%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,176,500	$ 1,014,809
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,145,664
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,175,174
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$3,555,000	3,137,288
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	2,300,000	2,205,952
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		679,000	637,823
Duke Energy Corp., 2.55%, 6/15/2031		$1,238,000	1,059,964
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		505,000	486,135
Enel Finance International N.V., 2.875%, 4/11/2029	GBP	580,000	693,907

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	1,530,000	$ 1,505,380
Enel S.p.A., 1.875%, 3/08/2170		1,195,000	1,001,900
Energuate Trust, 5.875%, 5/03/2027		$1,500,000	1,432,515
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		820,000	819,590
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		858,000	857,571
Evergy, Inc., 2.9%, 9/15/2029		1,575,000	1,421,381
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		1,120,000	1,058,411
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		626,000	546,009
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		1,700,000	1,479,000
Southern California Edison Co., 3.65%, 2/01/2050		1,010,000	807,109
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		822,700	814,884
Virginia Electric & Power Co., 3.5%, 3/15/2027		2,038,000	2,022,199
WEC Energy Group, Inc., 1.8%, 10/15/2030		1,145,000	937,730
Xcel Energy, Inc., 4.6%, 6/01/2032		422,000	432,949
			$ 26,693,344
Total Bonds (Identified Cost, $1,131,046,589)			$ 1,012,909,662
Investment Companies (h) – 4.8%
Money Market Funds – 4.8%
MFS Institutional Money Market Portfolio, 0.64% (v) (Identified Cost, $51,275,453)		51,275,500	$ 51,275,499

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Markit CDX North America High Yield Series 38 Index Credit Default Swap - Fund receives 5%, Fund pays notional amount upon a defined credit event of an Index constituent – September 2022 @ $103 (Premiums Paid, $736,025)	Call	BNP Paribas	$ 114,731,066	$ 111,790,000	$780,312

Portfolio of Investments (unaudited) – continued
Value ($)
Written Options (see table below) – (0.0)%
(Premiums Received, $559,793)	$ (290,959)

Other Assets, Less Liabilities – (0.1)%	(1,249,318)
Net Assets – 100.0%	$ 1,063,425,196

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $51,275,499 and $1,013,689,974, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $211,691,576, representing 19.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MF1 2020-FL3 Ltd., “AS”, FLR, 3.746% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$714,500	$705,930
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

Portfolio of Investments (unaudited) – continued
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 5/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America High Yield Series 38 Index Credit Default Swap - Fund receives 5%, Fund pays notional amount upon a defined credit event of an Index constituent	Put	BNP Paribas	$(36,950,000)	$(37,922,112)	$92.00	September – 2022	$(290,959)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,198,382	USD	858,303	Brown Brothers Harriman	7/15/2022	$2,288
CAD	7,142,000	USD	5,490,569	Deutsche Bank AG	7/15/2022	154,598
CLP	4,624,293,000	USD	5,581,861	Goldman Sachs International	6/29/2022	3,378
CNH	21,137,597	USD	3,142,187	State Street Bank Corp.	7/15/2022	19,839
EUR	10,969,610	USD	11,602,383	Deutsche Bank AG	7/15/2022	201,796
EUR	24,361,085	USD	25,427,088	HSBC Bank	7/15/2022	787,389
EUR	3,416,660	USD	3,600,255	Merrill Lynch International	7/15/2022	76,345
EUR	18,014,196	USD	18,988,809	Morgan Stanley Capital Services, Inc.	7/15/2022	395,908
EUR	6,700,883	USD	7,166,646	State Street Bank Corp.	6/15/2022	31,732
EUR	929,816	USD	983,083	State Street Bank Corp.	7/15/2022	17,473
EUR	1,796,970	USD	1,900,852	UBS AG	7/15/2022	32,831
GBP	922,405	USD	1,156,902	Barclays Bank PLC	7/15/2022	5,747
GBP	435,454	USD	543,168	Brown Brothers Harriman	6/15/2022	5,566
GBP	3,174,734	USD	3,958,801	HSBC Bank	7/15/2022	42,808
GBP	299,170	USD	375,144	State Street Bank Corp.	7/15/2022	1,947
GBP	1,717,381	USD	2,141,253	UBS AG	7/15/2022	23,428
KRW	3,366,229,149	USD	2,693,673	JPMorgan Chase Bank N.A.	7/08/2022	26,863
NOK	103,050,318	USD	10,742,461	JPMorgan Chase Bank N.A.	7/15/2022	256,912
NZD	8,186,214	USD	5,270,891	Deutsche Bank AG	7/15/2022	59,670
NZD	1,555,396	USD	990,850	HSBC Bank	7/15/2022	21,967
ZAR	8,936,656	USD	559,525	HSBC Bank	6/15/2022	10,744
USD	17,052,866	AUD	23,003,000	JPMorgan Chase Bank N.A.	6/15/2022	541,448
USD	16,594,108	CAD	20,723,900	JPMorgan Chase Bank N.A.	6/15/2022	211,342
USD	1,558,474	CNH	10,000,000	HSBC Bank	7/15/2022	62,549
USD	83,571,532	CNH	532,569,000	JPMorgan Chase Bank N.A.	6/15/2022	3,826,577
USD	1,196,869	CNH	8,000,000	State Street Bank Corp.	7/15/2022	129
USD	1,524,113	EUR	1,369,552	Deutsche Bank AG	7/15/2022	50,366
USD	86,994,542	EUR	78,794,408	Goldman Sachs International	6/15/2022	2,350,183
USD	2,015,987	EUR	1,830,540	HSBC Bank	7/15/2022	46,178
USD	249,668,482	EUR	226,088,135	JPMorgan Chase Bank N.A.	6/15/2022	6,794,834
USD	1,035,022	EUR	923,538	State Street Bank Corp.	7/15/2022	41,221
USD	2,164,800	EUR	2,000,000	UBS AG	7/15/2022	12,640
USD	4,494,563	GBP	3,500,000	Deutsche Bank AG	7/15/2022	82,971
USD	1,575,354	GBP	1,204,022	Goldman Sachs International	6/15/2022	58,119
USD	759,991	GBP	579,693	HSBC Bank	7/15/2022	29,314
USD	72,276,534	GBP	55,267,087	JPMorgan Chase Bank N.A.	6/15/2022	2,632,316
USD	1,862,811	JPY	229,841,972	Deutsche Bank AG	7/15/2022	74,099
USD	67,839,677	JPY	7,980,088,710	JPMorgan Chase Bank N.A.	6/15/2022	5,821,333
USD	655,676	JPY	84,241,005	UBS AG	6/15/2022	985
USD	19,206,541	KRW	23,378,009,130	Barclays Bank PLC	7/08/2022	312,784
USD	15,741,627	KRW	19,297,031,525	Citibank N.A.	6/30/2022	146,056
USD	8,304,812	KRW	10,183,776,300	Goldman Sachs International	6/30/2022	74,437
USD	1,344,500	KRW	1,655,590,410	JPMorgan Chase Bank N.A.	6/30/2022	6,477
USD	19,595,838	KRW	23,884,778,950	JPMorgan Chase Bank N.A.	7/08/2022	292,518

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	2,029,875	NOK	18,249,000	JPMorgan Chase Bank N.A.	6/15/2022	$82,652
USD	79,805,541	NZD	116,317,132	Goldman Sachs International	6/15/2022	4,031,337
USD	181,779	NZD	261,655	State Street Bank Corp.	7/15/2022	11,399
USD	2,763,110	TWD	79,724,000	Barclays Bank PLC	7/18/2022	14,139
USD	8,542,337	TWD	247,070,000	Merrill Lynch International	7/18/2022	23,092
USD	21,290,664	ZAR	323,767,131	JPMorgan Chase Bank N.A.	6/15/2022	630,317
						$30,441,041
Liability Derivatives
AUD	2,200,592	USD	1,650,664	Goldman Sachs International	6/15/2022	$(71,092)
AUD	19,993,642	USD	14,993,872	JPMorgan Chase Bank N.A.	6/15/2022	(642,553)
CAD	32,524,937	USD	26,043,472	JPMorgan Chase Bank N.A.	6/15/2022	(331,689)
CAD	2,155,000	USD	1,708,105	State Street Bank Corp.	7/15/2022	(4,754)
CZK	24,544,000	USD	1,101,566	Goldman Sachs International	6/15/2022	(37,415)
CZK	233,937,000	USD	10,502,835	JPMorgan Chase Bank N.A.	6/15/2022	(360,057)
EUR	1,450,000	USD	1,589,087	Deutsche Bank AG	7/15/2022	(28,771)
EUR	9,966,120	USD	11,143,816	Goldman Sachs International	6/15/2022	(437,779)
EUR	16,230,180	USD	17,548,157	HSBC Bank	7/15/2022	(83,183)
EUR	24,015,755	USD	26,549,791	JPMorgan Chase Bank N.A.	6/15/2022	(751,029)
EUR	247,841	USD	270,765	JPMorgan Chase Bank N.A.	7/15/2022	(4,067)
EUR	2,200,000	USD	2,460,039	Morgan Stanley Capital Services, Inc.	7/15/2022	(92,663)
GBP	2,032,895	USD	2,655,233	Deutsche Bank AG	7/15/2022	(92,861)
GBP	514,831	USD	674,897	HSBC Bank	7/15/2022	(25,975)
GBP	232,579	USD	293,572	JPMorgan Chase Bank N.A.	9/14/2022	(234)
JPY	704,697,007	USD	5,561,657	HSBC Bank	7/15/2022	(77,454)
JPY	836,630,222	USD	6,515,375	JPMorgan Chase Bank N.A.	6/15/2022	(13,390)
JPY	216,861,252	USD	1,697,186	Morgan Stanley Capital Services, Inc.	6/15/2022	(11,820)
NOK	93,823,538	USD	10,437,734	Goldman Sachs International	6/15/2022	(426,482)
NOK	110,000,000	USD	12,563,494	JPMorgan Chase Bank N.A.	6/15/2022	(826,166)
NZD	52,317,000	USD	34,884,428	Goldman Sachs International	6/15/2022	(802,784)
NZD	68,892	USD	46,994	JPMorgan Chase Bank N.A.	6/15/2022	(2,115)
NZD	16,911,893	USD	11,062,050	JPMorgan Chase Bank N.A.	7/15/2022	(49,651)
SEK	54,067,000	USD	5,675,670	Goldman Sachs International	7/15/2022	(131,505)
SEK	2,098,000	USD	223,047	JPMorgan Chase Bank N.A.	6/15/2022	(8,135)
SGD	23,517,000	USD	17,231,749	JPMorgan Chase Bank N.A.	7/15/2022	(67,905)
ZAR	29,535,154	USD	2,003,867	JPMorgan Chase Bank N.A.	6/15/2022	(119,159)
USD	17,380,721	AUD	24,300,000	JPMorgan Chase Bank N.A.	6/15/2022	(61,677)
USD	502,533	AUD	711,239	NatWest Markets PLC	6/15/2022	(7,990)
USD	13,297,624	BRL	68,485,422	JPMorgan Chase Bank N.A.	8/02/2022	(863,513)
USD	6,953,996	CAD	8,946,591	Citibank N.A.	7/15/2022	(117,553)
USD	619,203	CAD	790,768	Goldman Sachs International	6/15/2022	(5,919)
USD	5,596,146	CLP	4,635,847,506	Goldman Sachs International	6/29/2022	(3,049)
USD	10,808,085	CZK	258,481,000	JPMorgan Chase Bank N.A.	7/15/2022	(353,131)
USD	881,357	EUR	822,791	Brown Brothers Harriman	6/15/2022	(2,520)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	8,100,178	EUR	7,646,204	Deutsche Bank AG	7/15/2022	$(127,750)
USD	14,444,119	EUR	13,633,223	HSBC Bank	7/15/2022	(226,321)
USD	1,537,804	EUR	1,441,011	Morgan Stanley Capital Services, Inc.	7/15/2022	(12,839)
USD	573,449	EUR	537,170	State Street Bank Corp.	7/15/2022	(4,589)
USD	1,167,897	EUR	1,104,571	UBS AG	7/15/2022	(20,710)
USD	13,838,026	GBP	11,342,650	Deutsche Bank AG	7/15/2022	(458,872)
USD	1,513,236	GBP	1,210,000	State Street Bank Corp.	7/15/2022	(11,914)
USD	21,985,998	NOK	207,000,000	JPMorgan Chase Bank N.A.	7/15/2022	(108,744)
USD	3,424,679	NZD	5,494,706	Deutsche Bank AG	7/15/2022	(153,271)
USD	5,461,931	NZD	8,639,000	Goldman Sachs International	7/15/2022	(163,467)
USD	3,122,391	NZD	4,849,473	NatWest Markets PLC	7/15/2022	(35,406)
USD	11,618,782	TWD	341,476,000	JPMorgan Chase Bank N.A.	9/12/2022	(178,894)
						$(8,418,817)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	307	$26,926,876	June – 2022	$777,954
Canadian Treasury Bond 5 yr	Short	CAD	837	75,822,003	September – 2022	288,485
Euro-Bobl 5 yr	Short	EUR	381	51,737,263	June – 2022	241,730
Euro-Bund 10 yr	Short	EUR	304	49,466,264	June – 2022	3,695,819
Long Gilt 10 yr	Short	GBP	141	20,604,865	September – 2022	282,121
U.S. Treasury Note 5 yr	Short	USD	688	77,711,750	September – 2022	277,058
U.S. Treasury Ultra Note 10 yr	Short	USD	405	52,036,172	September – 2022	372,667
						$5,935,834
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	16	$1,606,641	September – 2022	$(15,610)
Euro-Buxl 30 yr	Long	EUR	176	30,646,847	June – 2022	(2,070,850)
U.S. Treasury Bond	Long	USD	60	8,366,250	September – 2022	(79,910)
U.S. Treasury Note 10 yr	Long	USD	254	30,341,094	September – 2022	(205,318)
U.S. Treasury Note 2 yr	Long	USD	98	20,687,953	September – 2022	(35,958)
U.S. Treasury Ultra Bond	Long	USD	133	20,714,750	September – 2022	(418,678)
						$(2,826,324)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/15/24	AUD	16,200,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	$8,300	$467	$8,767
6/15/24	AUD	50,705,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	(81,221)	108,664	27,442
6/15/24	AUD	20,282,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	(11,034)	22,011	10,977
6/15/24	AUD	34,804,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	39,456	(20,620)	18,836
6/15/24	AUD	26,850,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	47,384	(32,852)	14,532
						$2,885	$77,670	$80,554
Liability Derivatives
Interest Rate Swaps
6/15/27	AUD	6,800,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	$(12,913)	$211	$(12,702)
6/15/27	GBP	38,500,000	centrally cleared	1.75%/Annually	FLR (SONIA)/Annually	(434,061)	(781,069)	(1,215,130)
6/15/27	AUD	21,505,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	59,452	(99,622)	(40,169)
6/15/27	AUD	8,603,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	264	(16,333)	(16,069)
6/15/27	AUD	14,697,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	(54,630)	27,177	(27,453)
6/15/27	AUD	11,420,000	centrally cleared	3.45%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	(56,537)	35,206	(21,331)
						$(498,425)	$(834,430)	$(1,332,854)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	985,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(30,685)	$196,588	$165,903
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	1,160,000	Barclays Bank PLC	1.00%/Quarterly	(2)	$(44,282)	$12,121	$(32,161)
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24, an A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At May 31, 2022, the fund had cash collateral of $300,000 and other liquid securities with an aggregate value of $4,488,546 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral..
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,131,782,614)	$1,013,689,974
Investments in affiliated issuers, at value (identified cost, $51,275,453)	51,275,499
Cash	3,577,733
Restricted cash for
Forward foreign currency exchange contracts	300,000
Receivables for
Forward foreign currency exchange contracts	30,441,041
Net daily variation margin on open futures contracts	826,592
Investments sold	305,891
TBA sale commitments	6,215,965
Fund shares sold	600,938
Interest	8,430,835
Uncleared swaps, at value (net of unamortized premiums paid, $196,588)	165,903
Other assets	51,353
Total assets	$1,115,881,724
Liabilities
Payable to custodian	$16,259
Payables for
Distributions	104,089
Net daily variation margin on open cleared swap agreements	261,222
Forward foreign currency exchange contracts	8,418,817
Investments purchased	4,271,624
TBA purchase commitments	37,658,626
Fund shares reacquired	79,874
When-issued investments purchased	1,112,863
Written options (premiums received, $559,793)	290,959
Uncleared swaps, at value (net of unamortized premiums paid, $12,121)	32,161
Payable to affiliates
Investment adviser	77,266
Administrative services fee	2,573
Shareholder servicing costs	15,954
Distribution and service fees	877
Accrued expenses and other liabilities	113,364
Total liabilities	$52,456,528
Net assets	$1,063,425,196

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$1,202,935,776
Total distributable earnings (loss)	(139,510,580)
Net assets	$1,063,425,196
Shares of beneficial interest outstanding	130,741,395

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$18,486,299	2,259,912	$8.18
Class B	193,175	23,739	8.14
Class C	487,559	59,933	8.14
Class I	10,791,194	1,325,424	8.14
Class R1	541,688	66,587	8.14
Class R2	776,008	95,396	8.13
Class R3	594,893	73,099	8.14
Class R4	205,657	25,260	8.14
Class R6	1,031,348,723	126,812,045	8.13

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.54 [100 / 95.75 x $8.18]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$16,323,743
Dividends from affiliated issuers	51,411
Foreign taxes withheld	(38,928)
Total investment income	$16,336,226
Expenses
Management fee	$3,093,851
Distribution and service fees	34,787
Shareholder servicing costs	31,509
Administrative services fee	88,446
Independent Trustees' compensation	8,735
Custodian fee	94,730
Shareholder communications	8,367
Audit and tax fees	39,380
Legal fees	2,347
Miscellaneous	99,260
Total expenses	$3,501,412
Fees paid indirectly	(4,746)
Reduction of expenses by investment adviser	(80,872)
Net expenses	$3,415,794
Net investment income (loss)	$12,920,432

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $240 country tax)	$(60,367,782)
Written options	191,384
Futures contracts	10,301,242
Swap agreements	65,312
Forward foreign currency exchange contracts	29,335,338
Foreign currency	(815,184)
Net realized gain (loss)	$(21,289,690)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(98,771,051)
Affiliated issuers	(1)
Written options	268,834
Futures contracts	4,858,621
Swap agreements	(561,178)
Forward foreign currency exchange contracts	2,798,995
Translation of assets and liabilities in foreign currencies	107,531
Net unrealized gain (loss)	$(91,298,249)
Net realized and unrealized gain (loss)	$(112,587,939)
Change in net assets from operations	$(99,667,507)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21
Change in net assets
From operations
Net investment income (loss)	$12,920,432	$17,121,587
Net realized gain (loss)	(21,289,690)	16,541,802
Net unrealized gain (loss)	(91,298,249)	(45,947,965)
Change in net assets from operations	$(99,667,507)	$(12,284,576)
Total distributions to shareholders	$(53,633,155)	$(33,101,269)
Change in net assets from fund share transactions	$23,836,314	$475,958,309
Total change in net assets	$(129,464,348)	$430,572,464
Net assets
At beginning of period	1,192,889,544	762,317,080
At end of period	$1,063,425,196	$1,192,889,544
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.33	$9.82	$9.11	$8.44	$8.97	$8.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.13	$0.10	$0.16	$0.15	$0.12
Net realized and unrealized gain (loss)	(0.83)	(0.28)	0.75	0.67	(0.52)	0.44
Total from investment operations	$(0.75)	$(0.15)	$0.85	$0.83	$(0.37)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.18)	$(0.13)	$(0.16)	$(0.16)	$(0.12)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.40)	$(0.34)	$(0.14)	$(0.16)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$8.18	$9.33	$9.82	$9.11	$8.44	$8.97
Total return (%) (r)(s)(t)(x)	(8.40)(n)	(1.64)	9.55	9.91	(4.16)	6.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	1.05	1.10	1.13	1.13	1.16
Expenses after expense reductions (f)	0.93(a)	0.99	1.04	1.05	1.05	1.05
Net investment income (loss)	1.91(a)	1.40	1.13	1.78	1.72	1.40
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$18,486	$21,218	$19,934	$16,487	$14,062	$12,104
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.28	$9.77	$9.06	$8.40	$8.92	$8.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.04	$0.09	$0.08	$0.06
Net realized and unrealized gain (loss)	(0.82)	(0.29)	0.74	0.67	(0.51)	0.43
Total from investment operations	$(0.77)	$(0.23)	$0.78	$0.76	$(0.43)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.10)	$(0.06)	$(0.10)	$(0.09)	$(0.05)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.37)	$(0.26)	$(0.07)	$(0.10)	$(0.09)	$(0.05)
Net asset value, end of period (x)	$8.14	$9.28	$9.77	$9.06	$8.40	$8.92
Total return (%) (r)(s)(t)(x)	(8.69)(n)	(2.40)	8.78	9.01	(4.80)	5.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.80	1.86	1.88	1.89	1.92
Expenses after expense reductions (f)	1.68(a)	1.75	1.79	1.80	1.80	1.80
Net investment income (loss)	1.16(a)	0.64	0.42	1.04	0.97	0.66
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$193	$268	$373	$605	$712	$956
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.28	$9.77	$9.06	$8.40	$8.92	$8.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.04	$0.09	$0.09	$0.06
Net realized and unrealized gain (loss)	(0.82)	(0.29)	0.74	0.67	(0.52)	0.43
Total from investment operations	$(0.77)	$(0.23)	$0.78	$0.76	$(0.43)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.10)	$(0.06)	$(0.10)	$(0.09)	$(0.05)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.37)	$(0.26)	$(0.07)	$(0.10)	$(0.09)	$(0.05)
Net asset value, end of period (x)	$8.14	$9.28	$9.77	$9.06	$8.40	$8.92
Total return (%) (r)(s)(t)(x)	(8.69)(n)	(2.40)	8.78	9.01	(4.80)	5.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.80	1.86	1.88	1.88	1.92
Expenses after expense reductions (f)	1.68(a)	1.75	1.79	1.80	1.80	1.80
Net investment income (loss)	1.17(a)	0.63	0.44	1.04	0.97	0.66
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$488	$812	$1,353	$2,229	$2,332	$2,086
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.29	$9.78	$9.07	$8.41	$8.93	$8.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.12	$0.18	$0.17	$0.14
Net realized and unrealized gain (loss)	(0.83)	(0.29)	0.76	0.66	(0.51)	0.45
Total from investment operations	$(0.74)	$(0.13)	$0.88	$0.84	$(0.34)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.16)	$(0.18)	$(0.18)	$(0.14)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.41)	$(0.36)	$(0.17)	$(0.18)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$8.14	$9.29	$9.78	$9.07	$8.41	$8.93
Total return (%) (r)(s)(t)(x)	(8.32)(n)	(1.40)	9.86	10.09	(3.83)	7.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.80	0.85	0.88	0.89	0.92
Expenses after expense reductions (f)	0.67(a)	0.74	0.79	0.80	0.80	0.80
Net investment income (loss)	2.15(a)	1.64	1.30	2.05	1.98	1.64
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$10,791	$12,395	$9,731	$862	$1,160	$1,521
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.28	$9.77	$9.07	$8.40	$8.93	$8.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.03	$0.09	$0.09	$0.06
Net realized and unrealized gain (loss)	(0.82)	(0.29)	0.75	0.68	(0.53)	0.44
Total from investment operations	$(0.77)	$(0.23)	$0.78	$0.77	$(0.44)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.10)	$(0.07)	$(0.10)	$(0.09)	$(0.05)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.37)	$(0.26)	$(0.08)	$(0.10)	$(0.09)	$(0.05)
Net asset value, end of period (x)	$8.14	$9.28	$9.77	$9.07	$8.40	$8.93
Total return (%) (r)(s)(t)(x)	(8.69)(n)	(2.40)	8.66	9.13	(4.90)	5.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.80	1.85	1.88	1.88	1.92
Expenses after expense reductions (f)	1.68(a)	1.74	1.79	1.80	1.80	1.80
Net investment income (loss)	1.16(a)	0.65	0.33	1.03	0.99	0.66
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$542	$615	$494	$243	$214	$75
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.28	$9.77	$9.06	$8.39	$8.92	$8.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.11	$0.07	$0.14	$0.13	$0.10
Net realized and unrealized gain (loss)	(0.83)	(0.29)	0.76	0.67	(0.52)	0.44
Total from investment operations	$(0.76)	$(0.18)	$0.83	$0.81	$(0.39)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.15)	$(0.11)	$(0.14)	$(0.14)	$(0.10)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.39)	$(0.31)	$(0.12)	$(0.14)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$8.13	$9.28	$9.77	$9.06	$8.39	$8.92
Total return (%) (r)(s)(t)(x)	(8.57)(n)	(1.91)	9.32	9.68	(4.43)	6.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.30	1.35	1.38	1.39	1.41
Expenses after expense reductions (f)	1.18(a)	1.24	1.29	1.30	1.30	1.30
Net investment income (loss)	1.66(a)	1.16	0.79	1.53	1.47	1.14
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$776	$822	$621	$240	$208	$268
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.28	$9.77	$9.07	$8.40	$8.93	$8.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.13	$0.10	$0.16	$0.15	$0.12
Net realized and unrealized gain (loss)	(0.82)	(0.28)	0.75	0.67	(0.52)	0.44
Total from investment operations	$(0.74)	$(0.15)	$0.85	$0.83	$(0.37)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.18)	$(0.14)	$(0.16)	$(0.16)	$(0.12)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.40)	$(0.34)	$(0.15)	$(0.16)	$(0.16)	$(0.12)
Net asset value, end of period (x)	$8.14	$9.28	$9.77	$9.07	$8.40	$8.93
Total return (%) (r)(s)(t)(x)	(8.34)(n)	(1.66)	9.47	9.94	(4.18)	6.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	1.05	1.10	1.13	1.14	1.16
Expenses after expense reductions (f)	0.92(a)	1.00	1.04	1.05	1.05	1.05
Net investment income (loss)	1.91(a)	1.39	1.02	1.80	1.73	1.41
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$595	$566	$510	$60	$71	$88
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.29	$9.77	$9.07	$8.40	$8.93	$8.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.15	$0.12	$0.18	$0.17	$0.14
Net realized and unrealized gain (loss)	(0.83)	(0.27)	0.75	0.67	(0.52)	0.44
Total from investment operations	$(0.74)	$(0.12)	$0.87	$0.85	$(0.35)	$0.58
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.16)	$(0.18)	$(0.18)	$(0.14)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.41)	$(0.36)	$(0.17)	$(0.18)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$8.14	$9.29	$9.77	$9.07	$8.40	$8.93
Total return (%) (r)(s)(t)(x)	(8.32)(n)	(1.30)	9.74	10.22	(3.95)	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.81	0.84	0.88	0.88	0.91
Expenses after expense reductions (f)	0.67(a)	0.76	0.79	0.80	0.80	0.80
Net investment income (loss)	2.16(a)	1.61	1.33	2.03	1.96	1.66
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$206	$213	$557	$77	$53	$55
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	5/31/22 (unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$9.28	$9.76	$9.06	$8.39	$8.92	$8.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.13	$0.19	$0.18	$0.16
Net realized and unrealized gain (loss)	(0.84)	(0.28)	0.75	0.67	(0.52)	0.43
Total from investment operations	$(0.74)	$(0.11)	$0.88	$0.86	$(0.34)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.21)	$(0.17)	$(0.19)	$(0.19)	$(0.15)
From net realized gain	(0.26)	(0.16)	(0.01)	—	—	—
From tax return of capital	—	—	—	—	—	(0.00)(w)
Total distributions declared to shareholders	$(0.41)	$(0.37)	$(0.18)	$(0.19)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$8.13	$9.28	$9.76	$9.06	$8.39	$8.92
Total return (%) (r)(s)(t)(x)	(8.29)(n)	(1.22)	9.84	10.33	(3.84)	7.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.70	0.77	0.78	0.78	0.79
Expenses after expense reductions (f)	0.58(a)	0.65	0.71	0.70	0.69	0.67
Net investment income (loss)	2.25(a)	1.75	1.46	2.13	2.07	1.78
Portfolio turnover	74(n)	216	210	126	108	50
Net assets at end of period (000 omitted)	$1,031,349	$1,155,980	$728,743	$630,673	$601,381	$634,630

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Opportunistic Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2022, the fund did not have more than 25% of its assets invested in any one industry.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements (unaudited) - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

Notes to Financial Statements (unaudited) - continued
in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$40,774,854	$—	$40,774,854
Non - U.S. Sovereign Debt	—	476,681,362	—	476,681,362
Municipal Bonds	—	3,585,160	—	3,585,160
U.S. Corporate Bonds	—	177,782,355	—	177,782,355
Residential Mortgage-Backed Securities	—	50,406,736	—	50,406,736
Commercial Mortgage-Backed Securities	—	40,968,035	—	40,968,035
Asset-Backed Securities (including CDOs)	—	48,333,365	—	48,333,365
Foreign Bonds	—	175,158,107	—	175,158,107
Mutual Funds	51,275,499	—	—	51,275,499
Total	$51,275,499	$1,013,689,974	$—	$1,064,965,473
Other Financial Instruments
Futures Contracts – Assets	$5,935,834	$—	$—	$5,935,834
Futures Contracts – Liabilities	(2,826,324)	—	—	(2,826,324)
Forward Foreign Currency Exchange Contracts – Assets	—	30,441,041	—	30,441,041
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,418,817)	—	(8,418,817)
Swap Agreements – Assets	—	246,457	—	246,457
Swap Agreements – Liabilities	—	(1,365,015)	—	(1,365,015)
Written Options - Liabilities	—	(290,959)	—	(290,959)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$5,935,834	$(2,826,324)
Interest Rate	Cleared Swap Agreements	80,554	(1,332,854)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	30,441,041	(8,418,817)
Credit	Purchased Option Contracts	780,312	—
Credit	Uncleared Swap Agreements	165,903	(32,161)
Credit	Written Option Contracts	—	(290,959)
Total		$37,403,644	$(12,901,115)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$10,301,242	$ —	$ —	$ —	$ —
Foreign Exchange	—	—	29,335,338	—	—
Credit	—	65,312	—	1,449,384	191,384
Total	$10,301,242	$65,312	$29,335,338	$1,449,384	$191,384
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$4,858,621	$ —	$ —	$ —	$ —
Foreign Exchange	—	—	2,798,995	—	—
Credit	—	(561,178)	—	(1,086,099)	268,834
Total	$4,858,621	$(561,178)	$2,798,995	$(1,086,099)	$269,834
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2022:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$826,592	$—
Uncleared Swaps, at value	165,903	32,161
Cleared Swap Agreements (a)	—	261,222
Forward Foreign Currency Exchange Contracts	30,441,041	8,418,817
Purchased Options	780,312	—
Written Options	—	290,959
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$32,213,848	$9,003,159
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	2,021,164	759,519
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$30,192,684	$8,243,640
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at May 31, 2022:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$332,670	$(32,161)	$(300,509)	$—	$—
BNP Paribas	780,312	(290,959)	—	—	489,353
Brown Brothers Harriman	7,854	(2,520)	—	—	5,334
Citibank N.A.	146,056	(117,553)	—	(28,503)	—
Deutsche Bank AG	623,500	(623,500)	—	—	—
Goldman Sachs International	6,683,357	(2,079,492)	—	(4,460,000)	143,865
JPMorgan Chase Bank N.A.	21,123,590	(4,742,108)	(1,036,428)	(15,345,054)	—
Merrill Lynch International	99,437	—	—	(99,437)	—
Morgan Stanley Capital Services, Inc.	395,908	(117,322)	—	(210,000)	68,586
Total	$30,192,684	$(8,005,615)	$(1,336,937)	$(20,142,994)	$707,138

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at May 31, 2022:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$32,161	$(32,161)	$—	$—	$—
BNP Paribas	290,959	(290,959)	—	—	—
Brown Brothers Harriman	2,520	(2,520)	—	—	—
Citibank N.A.	117,553	(117,553)	—	—	—
Deutsche Bank AG	861,525	(623,500)	—	(300,000)	(61,975)
Goldman Sachs International	2,079,492	(2,079,492)	—	—	—
JPMorgan Chase Bank N.A.	4,742,108	(4,742,108)	—	—	—
Morgan Stanley Capital Services, Inc.	117,322	(117,322)	—	—	—
Total	$8,243,640	$(8,005,615)	$—	$(300,000)	$(61,975)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract

Notes to Financial Statements (unaudited) - continued
moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or

Notes to Financial Statements (unaudited) - continued
received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical

Notes to Financial Statements (unaudited) - continued
settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value credit default swap agreements in a net liability position as of May 31, 2022 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of May 31, 2022, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of EUR 1,160,000 less the value of the agreements’ related deliverable obligations as decided through an auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with

Notes to Financial Statements (unaudited) - continued
market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/21
Ordinary income (including any short-term capital gains)	$28,501,026
Long-term capital gains	4,600,243
Total distributions	$33,101,269
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/22
Cost of investments	$1,189,890,011
Gross appreciation	2,607,059
Gross depreciation	(127,531,597)
Net unrealized appreciation (depreciation)	$ (124,924,538)
As of 11/30/21
Undistributed ordinary income	17,314,976
Undistributed long-term capital gain	25,712,081
Other temporary differences	(1,854,837)
Net unrealized appreciation (depreciation)	(27,382,138)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally

Notes to Financial Statements (unaudited) - continued
due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 5/31/22	Year ended 11/30/21
Class A	$906,721	$718,005
Class B	9,996	9,688
Class C	30,692	33,968
Class I	549,477	407,919
Class R1	24,950	15,115
Class R2	34,751	21,030
Class R3	24,542	17,585
Class R4	9,486	17,735
Class R6	52,042,540	31,860,224
Total	$53,633,155	$33,101,269
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until March 31, 2023. For the six months ended May 31, 2022, this management fee reduction amounted to $80,872, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended May 31, 2022 was equivalent to an annual effective rate of 0.52% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2024. For the six months ended May 31, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $117 for the six months ended May 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 25,193
Class B	0.75%	0.25%	1.00%	1.00%	1,108
Class C	0.75%	0.25%	1.00%	1.00%	2,951
Class R1	0.75%	0.25%	1.00%	1.00%	2,860
Class R2	0.25%	0.25%	0.50%	0.50%	1,996
Class R3	—	0.25%	0.25%	0.25%	679
Total Distribution and Service Fees					$34,787
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months, ended May 31, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2022, were as follows:
Amount
Class A	$—
Class B	199
Class C	11
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2022, the fee was $7,471, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $24,038.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2022 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2022, the fund engaged in sale transactions pursuant to this policy, which amounted to $1,754,449. The sales transactions resulted in net realized gains (losses) of $(13,208).

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended May 31, 2022, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$146,659,889	$128,657,713
Non-U.S. Government securities	705,647,660	686,588,023
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/22		Year ended 11/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	216,447	$1,898,756	652,705	$6,235,880
Class B	419	3,600	4,350	41,051
Class C	2,095	17,996	26,461	251,757
Class I	195,652	1,686,717	909,468	8,600,174
Class R1	12,440	106,848	14,748	141,455
Class R2	3,508	30,087	38,261	363,390
Class R3	13,135	108,078	37,269	352,205
Class R4	1,715	14,400	7,254	68,638
Class R6	5,572,063	48,462,370	48,251,772	454,004,087
	6,017,474	$52,328,852	49,942,288	$470,058,637
Shares issued to shareholders in reinvestment of distributions
Class A	100,521	$901,618	73,303	$707,884
Class B	1,108	9,941	999	9,663
Class C	3,374	30,299	3,339	32,340
Class I	61,363	547,474	42,082	403,688
Class R1	2,781	24,950	1,564	15,115
Class R2	3,891	34,751	2,188	21,027
Class R3	2,748	24,533	1,829	17,581
Class R4	1,064	9,486	1,800	17,377
Class R6	5,564,285	49,542,448	3,261,947	31,222,711
	5,741,135	$51,125,500	3,389,051	$32,447,386

Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/22		Year ended 11/30/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(331,468)	$(2,845,518)	(481,827)	$(4,592,886)
Class B	(6,714)	(58,858)	(14,626)	(138,858)
Class C	(33,070)	(291,542)	(80,788)	(771,444)
Class I	(266,310)	(2,285,121)	(612,364)	(5,768,011)
Class R1	(14,898)	(128,144)	(619)	(5,921)
Class R2	(646)	(5,605)	(15,427)	(145,270)
Class R3	(3,757)	(32,624)	(30,284)	(285,175)
Class R4	(430)	(3,804)	(43,200)	(406,651)
Class R6	(8,942,126)	(73,966,822)	(1,526,656)	(14,433,498)
	(9,599,419)	$(79,618,038)	(2,805,791)	$(26,547,714)
Net change
Class A	(14,500)	$(45,144)	244,181	$2,350,878
Class B	(5,187)	(45,317)	(9,277)	(88,144)
Class C	(27,601)	(243,247)	(50,988)	(487,347)
Class I	(9,295)	(50,930)	339,186	3,235,851
Class R1	323	3,654	15,693	150,649
Class R2	6,753	59,233	25,022	239,147
Class R3	12,126	99,987	8,814	84,611
Class R4	2,349	20,082	(34,146)	(320,636)
Class R6	2,194,222	24,037,996	49,987,063	470,793,300
	2,159,190	$23,836,314	50,525,548	$475,958,309
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 31%, 27%, 17%, 4%, 3%, 3%, 2%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2045 Fund, was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to

Notes to Financial Statements (unaudited) - continued
the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2022, the fund’s commitment fee and interest expense were $2,254 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,596,212	$477,576,963	$470,897,677	$—	$1	$51,275,499

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$51,411	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.

Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Global Opportunistic Bond Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2022

*	Print name and title of each signing officer under his or her signature.